OTHER ASSETS - Narrative (Details) oz in Millions				8 Months Ended	12 Months Ended
	May 02, 2017 USD ($) shares	Nov. 01, 2016 USD ($)	Oct. 31, 2016 USD ($) oz shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Other Assets1 [Abstract]
Cash and security deposits from close down and restoration provisions				$ 1,895,000	$ 1,895,000	$ 1,877,000
Parral properties
Disposal Groups, Including Discontinued Operations 1 [Line Items]
Sale of assets, shares received as consideration | shares			1,198,083
Sale of assets, value of equity received as consideration			$ 5,272,000
Sale of assets, proceeds from right to receive equity			$ 200,000
Sale of assets, silver from right to receive (in ounces) | oz			1
Initial value of proceeds from right to receive equity			$ 1,091,000
Net smelter royalty, percentage			1.00%
Diablillos and M-18 properties
Disposal Groups, Including Discontinued Operations 1 [Line Items]
Sale of assets, value of equity received as consideration		$ 2,887,000
Proceeds from sale of assets		$ 1,100,000			$ 250,000
Net smelter royalty, percentage		1.00%
Sale of assets, ownership percentage acquired as consideration		19.90%
Sale of assets, financing value		$ 5,000,000
Sale of assets, financing completed value		3,992,000
Sale of assets, expected future proceeds from sale of assets		$ 13,000,000
Sale of assets, expected future period of proceeds from sale of assets		4 years
Sale of assets, expected future proceeds from sale of assets, initial value		$ 7,452,000
Discount rate used in current measurement of expected future proceeds from sale of assets		20.00%
Berenguela project
Disposal Groups, Including Discontinued Operations 1 [Line Items]
Sale of assets, shares received as consideration | shares	145,881,177
Sale of assets, value of equity received as consideration	$ 1,098,000
Initial value of proceeds from right to receive equity	$ 520,000
Proceeds from sale of assets				$ 150,000
Net smelter royalty, percentage	1.00%
Sale of assets, expected future proceeds from sale of assets	$ 12,000,000
Sale of assets, expected future period of proceeds from sale of assets	5 years
Sale of assets, expected future proceeds from sale of assets, initial value	$ 6,726,000
Discount rate used in current measurement of expected future proceeds from sale of assets	15.00%